Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Strategic Income Portfolio

March 31, 2021

VIPSI-QTLY-0521
1.799886.117

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 37.6%
		Principal Amount(a)	Value
Convertible Bonds - 0.1%
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forum Energy Technologies, Inc. 9% 8/4/25		$718,113	$671,661
Oil, Gas & Consumable Fuels - 0.1%
Mesquite Energy, Inc.:
15% 7/15/23 (b)(c)		103,317	289,288
15% 7/15/23 (b)(c)		179,776	568,092
			857,380
TOTAL ENERGY			1,529,041
Nonconvertible Bonds - 37.5%
COMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 2.5%
Axtel S.A.B. de CV 6.375% 11/14/24 (d)		100,000	104,406
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		2,405,000	2,564,331
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		325,000	321,750
5.625% 9/15/28 (d)		260,000	263,822
Colombia Telecomunicaciones SA 4.95% 7/17/30 (d)		210,000	218,715
Frontier Communications Corp.:
5% 5/1/28 (d)		1,165,000	1,186,413
5.875% 10/15/27 (d)		620,000	657,200
6.75% 5/1/29 (d)		745,000	785,752
Level 3 Financing, Inc. 3.75% 7/15/29 (d)		1,140,000	1,115,661
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		340,000	357,850
Qtel International Finance Ltd.:
2.625% 4/8/31 (d)		370,000	366,011
3.25% 2/21/23 (d)		450,000	469,373
5% 10/19/25 (d)		230,000	264,428
Qwest Corp. 7.25% 9/15/25		35,000	41,038
Sable International Finance Ltd. 5.75% 9/7/27 (d)		1,395,000	1,459,519
SFR Group SA:
5.5% 1/15/28 (d)		1,190,000	1,221,238
7.375% 5/1/26 (d)		5,100,000	5,304,000
8.125% 2/1/27 (d)		370,000	405,557
Sprint Capital Corp.:
6.875% 11/15/28		8,522,000	10,745,986
8.75% 3/15/32		3,506,000	5,184,498
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		455,000	480,594
Telefonica del Peru SA 7.375% 4/10/27 (d)	PEN	1,255,000	352,324
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		600,000	630,000
Virgin Media Finance PLC 5% 7/15/30 (d)		1,385,000	1,383,269
Windstream Escrow LLC 7.75% 8/15/28 (d)		1,915,000	1,950,284
Zayo Group Holdings, Inc. 4% 3/1/27 (d)		900,000	884,250
			38,718,269
Entertainment - 0.5%
Allen Media LLC 10.5% 2/15/28 (d)		595,000	627,725
Lions Gate Entertainment Corp. 5.875% 11/1/24 (d)		215,000	221,317
Netflix, Inc.:
4.875% 4/15/28		1,465,000	1,665,573
5.375% 11/15/29 (d)		590,000	697,705
5.875% 11/15/28		3,265,000	3,949,241
Total Play Telecomunicaciones SA de CV 7.5% 11/12/25 (d)		580,000	577,680
			7,739,241
Interactive Media & Services - 0.1%
ANGI Homeservices, Inc. 3.875% 8/15/28 (d)		335,000	335,000
Baidu.com, Inc.:
1.72% 4/9/26		285,000	282,931
2.375% 10/9/30		270,000	260,044
Tencent Holdings Ltd.:
2.39% 6/3/30 (d)		295,000	284,339
3.975% 4/11/29 (d)		180,000	195,188
			1,357,502
Media - 3.8%
Altice Financing SA 5% 1/15/28 (d)		2,250,000	2,221,729
Block Communications, Inc. 4.875% 3/1/28 (d)		410,000	417,589
Cable Onda SA 4.5% 1/30/30 (d)		515,000	543,808
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)		1,005,000	1,007,231
4.5% 8/15/30 (d)		4,690,000	4,780,048
4.5% 5/1/32 (d)		665,000	673,313
4.75% 3/1/30 (d)		4,810,000	4,984,363
5% 2/1/28 (d)		4,665,000	4,933,937
5.125% 5/1/27 (d)		3,500,000	3,700,603
5.375% 6/1/29 (d)		4,800,000	5,148,000
5.5% 5/1/26 (d)		2,450,000	2,526,685
5.875% 5/1/27 (d)		855,000	882,360
Clear Channel International BV 6.625% 8/1/25 (d)		965,000	1,008,531
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/28 (d)		410,000	405,490
CSC Holdings LLC:
3.375% 2/15/31 (d)		860,000	810,550
4.625% 12/1/30 (d)		1,430,000	1,406,569
5.375% 2/1/28 (d)		1,190,000	1,250,988
5.75% 1/15/30 (d)		5,510,000	5,803,380
6.5% 2/1/29 (d)		1,320,000	1,458,600
7.5% 4/1/28 (d)		725,000	799,530
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		1,325,000	954,000
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (d)		1,370,000	1,394,139
6.75% 10/15/27 (d)		605,000	645,021
Nexstar Broadcasting, Inc.:
4.75% 11/1/28 (d)		1,335,000	1,349,064
5.625% 7/15/27 (d)		1,275,000	1,336,353
Quebecor Media, Inc. 5.75% 1/15/23		790,000	842,140
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)		495,000	500,569
6.5% 9/15/28 (d)		1,325,000	1,399,134
Scripps Escrow II, Inc. 3.875% 1/15/29 (d)		165,000	162,113
Sirius XM Radio, Inc.:
5% 8/1/27 (d)		800,000	839,240
5.375% 7/15/26 (d)		620,000	640,150
Townsquare Media, Inc. 6.875% 2/1/26 (d)		325,000	346,125
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)		2,300,000	1,141,375
Videotron Ltd. 5.125% 4/15/27 (d)		615,000	649,978
VTR Finance BV 6.375% 7/15/28 (d)		320,000	345,600
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)		315,000	322,088
6% 1/15/27 (d)		635,000	661,988
Ziggo BV:
4.875% 1/15/30 (d)		430,000	439,518
5.5% 1/15/27 (d)		1,013,000	1,054,786
			59,786,685
Wireless Telecommunication Services - 0.7%
Bharti Airtel International BV 5.35% 5/20/24 (d)		325,000	358,017
Digicel Group Ltd. 6.75% 3/1/23 (d)		270,000	244,266
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (e)		2,395,000	1,466,938
8% 2/15/24 (d)		1,285,000	1,329,975
Millicom International Cellular SA 4.5% 4/27/31 (d)		645,000	670,800
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (d)		315,000	351,028
Silknet JSC 11% 4/2/24 (Reg. S)		200,000	219,500
Sprint Corp. 7.625% 3/1/26		540,000	661,338
T-Mobile U.S.A., Inc.:
2.25% 2/15/26		950,000	956,831
2.625% 2/15/29		950,000	922,488
2.875% 2/15/31		1,465,000	1,415,923
3.375% 4/15/29		590,000	596,077
3.5% 4/15/31		590,000	594,425
VimpelCom Holdings BV:
3.375% 11/25/27 (d)		410,000	405,080
7.25% 4/26/23 (d)		445,000	481,045
VTR Comunicaciones SpA:
4.375% 4/15/29 (d)		415,000	416,038
5.125% 1/15/28 (d)		368,000	384,054
			11,473,823
TOTAL COMMUNICATION SERVICES			119,075,520
CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.2%
Allison Transmission, Inc. 5.875% 6/1/29 (d)		420,000	459,197
Exide Technologies:
11% 10/31/24 pay-in-kind (c)(d)(e)(f)		384,000	0
11% 10/31/24 pay-in-kind (c)(d)(e)(f)		185,848	83,632
Metalsa SA de CV 4.9% 4/24/23 (d)		945,000	988,824
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)(g)		715,000	733,447
Tupy Overseas SA 4.5% 2/16/31 (d)		445,000	431,650
			2,696,750
Automobiles - 0.0%
Tesla, Inc. 5.3% 8/15/25 (d)		80,000	83,008
Diversified Consumer Services - 0.1%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		710,000	730,413
Sotheby's 7.375% 10/15/27 (d)		295,000	319,001
			1,049,414
Hotels, Restaurants & Leisure - 2.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30 (d)		2,320,000	2,238,800
4.375% 1/15/28 (d)		560,000	562,643
Affinity Gaming LLC 6.875% 12/15/27 (d)		250,000	263,438
Caesars Entertainment, Inc.:
6.25% 7/1/25 (d)		2,520,000	2,686,358
8.125% 7/1/27 (d)		3,360,000	3,705,223
Caesars Resort Collection LLC 5.75% 7/1/25 (d)		840,000	886,452
Carnival Corp.:
7.625% 3/1/26 (d)		500,000	537,150
9.875% 8/1/27 (d)		1,000,000	1,177,390
10.5% 2/1/26 (d)		730,000	860,473
11.5% 4/1/23 (d)		1,990,000	2,281,038
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	152,586
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (d)		330,000	326,700
4% 5/1/31 (d)		500,000	500,000
4.875% 1/15/30		975,000	1,034,280
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		435,000	454,031
MCE Finance Ltd.:
4.875% 6/6/25 (d)		1,832,000	1,882,380
5.25% 4/26/26 (d)		640,000	665,600
5.375% 12/4/29 (d)		435,000	462,096
5.75% 7/21/28 (d)		335,000	356,775
Merlin Entertainments PLC 5.75% 6/15/26 (d)		395,000	417,713
MGM Resorts International:
4.75% 10/15/28		665,000	686,859
6.75% 5/1/25		1,485,000	1,599,976
NagaCorp Ltd.:
7.95% 7/6/24 (Reg. S)		400,000	417,250
9.375% 5/21/21 (d)		625,000	626,563
NCL Corp. Ltd.:
5.875% 3/15/26 (d)		695,000	701,950
12.25% 5/15/24 (d)		905,000	1,096,299
NCL Finance Ltd. 6.125% 3/15/28 (d)		270,000	275,063
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)		665,000	714,875
Royal Caribbean Cruises Ltd.:
10.875% 6/1/23 (d)		845,000	972,004
11.5% 6/1/25 (d)		1,230,000	1,429,875
SeaWorld Parks & Entertainment, Inc. 9.5% 8/1/25 (d)		545,000	592,320
Studio City Finance Ltd. 5% 1/15/29 (d)		320,000	321,184
Vail Resorts, Inc. 6.25% 5/15/25 (d)		380,000	405,175
Viking Cruises Ltd.:
5.875% 9/15/27 (d)		595,000	581,613
13% 5/15/25 (d)		570,000	670,106
Voc Escrow Ltd. 5% 2/15/28 (d)		545,000	538,389
Wynn Macau Ltd.:
5.125% 12/15/29 (d)		890,000	907,800
5.5% 1/15/26 (d)		365,000	379,600
Yum! Brands, Inc. 4.625% 1/31/32 (g)		590,000	602,782
			34,970,809
Household Durables - 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (d)		405,000	405,251
LGI Homes, Inc. 6.875% 7/15/26 (d)		605,000	631,469
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (d)		65,000	69,713
Tempur Sealy International, Inc. 4% 4/15/29 (d)		790,000	786,050
TopBuild Corp. 3.625% 3/15/29 (d)		305,000	301,188
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		780,000	861,900
TRI Pointe Homes, Inc. 5.7% 6/15/28		865,000	956,007
			4,011,578
Internet & Direct Marketing Retail - 0.4%
B2W Digital Lux SARL 4.375% 12/20/30 (d)		620,000	604,500
JD.com, Inc. 3.375% 1/14/30		450,000	462,820
Meituan:
2.125% 10/28/25 (d)		395,000	392,038
3.05% 10/28/30 (d)		335,000	325,788
MercadoLibre, Inc.:
2.375% 1/14/26		200,000	197,540
3.125% 1/14/31		310,000	295,120
Prosus NV:
2.031% 8/3/32 (Reg. S)	EUR	210,000	250,577
3.68% 1/21/30 (d)		205,000	211,919
4.027% 8/3/50 (d)		595,000	541,450
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		2,160,000	2,324,268
			5,606,020
Specialty Retail - 0.4%
Asbury Automotive Group, Inc.:
4.5% 3/1/28		184,000	188,215
4.75% 3/1/30		184,000	190,072
Burlington Coat Factory Warehouse Corp. 6.25% 4/15/25 (d)		200,000	212,000
Carvana Co. 5.5% 4/15/27 (d)		590,000	593,098
L Brands, Inc.:
6.625% 10/1/30 (d)		330,000	374,138
6.75% 7/1/36		1,575,000	1,858,500
6.875% 11/1/35		430,000	512,470
7.5% 6/15/29		500,000	568,070
LBM Acquisition LLC 6.25% 1/15/29 (d)		270,000	278,100
Party City Holdings, Inc. 8.75% 2/15/26 (d)		310,000	319,300
Penske Automotive Group, Inc. 5.5% 5/15/26		460,000	473,363
Rent-A-Center, Inc. 6.375% 2/15/29 (d)		210,000	222,600
			5,789,926
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. 4.25% 3/15/29 (d)		435,000	424,134
Delta Merlin Dunia Tekstil PT:
0% 6/26/32		100,000	1,187
1.5% 6/26/28 (c)(h)		100,000	9,975
			435,296
TOTAL CONSUMER DISCRETIONARY			54,642,801
CONSUMER STAPLES - 1.9%
Beverages - 0.0%
Central American Bottling Corp. 5.75% 1/31/27 (d)		325,000	344,094
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		315,000	321,300
			665,394
Food & Staples Retailing - 0.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)		525,000	499,611
4.625% 1/15/27 (d)		1,310,000	1,357,743
4.875% 2/15/30 (d)		5,365,000	5,515,220
C&S Group Enterprises LLC 5% 12/15/28 (d)		510,000	495,975
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)		473,000	526,213
Performance Food Group, Inc. 5.5% 10/15/27 (d)		475,000	496,736
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		665,000	696,588
United Natural Foods, Inc. 6.75% 10/15/28 (d)		465,000	496,969
			10,085,055
Food Products - 1.3%
Adecoagro SA 6% 9/21/27 (d)		345,000	358,498
Camposol SA 6% 2/3/27 (d)		225,000	238,922
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)		375,000	382,500
Del Monte Foods, Inc. 11.875% 5/15/25 (d)		380,000	436,288
JBS Investments II GmbH:
5.75% 1/15/28 (d)		575,000	606,625
7% 1/15/26 (d)		760,000	808,997
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)		925,000	1,012,875
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)		1,085,000	1,200,818
6.5% 4/15/29 (d)		1,550,000	1,751,500
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (d)		425,000	441,031
4.875% 11/1/26 (d)		430,000	444,728
MHP SA 7.75% 5/10/24 (d)		345,000	368,827
Mondelez International, Inc. 1.375% 3/17/41	EUR	2,600,000	2,997,437
Pilgrim's Pride Corp.:
4.25% 4/15/31 (d)(g)		590,000	587,776
5.75% 3/15/25 (d)		925,000	944,055
Post Holdings, Inc.:
4.5% 9/15/31 (d)		1,215,000	1,201,635
4.625% 4/15/30 (d)		3,850,000	3,859,625
5.5% 12/15/29 (d)		810,000	867,348
5.75% 3/1/27 (d)		405,000	425,963
Simmons Foods, Inc. 4.625% 3/1/29 (d)		430,000	433,771
TreeHouse Foods, Inc. 4% 9/1/28		220,000	221,555
			19,590,774
Household Products - 0.0%
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)		430,000	420,863
TOTAL CONSUMER STAPLES			30,762,086
ENERGY - 6.5%
Energy Equipment & Services - 0.5%
ADES International Holding Ltd. 8.625% 4/24/24 (d)		650,000	666,250
CGG SA 8.75% 4/1/27 (d)(g)		590,000	594,543
Diamond Offshore Drilling, Inc.:
4.875% 11/1/43 (e)		25,000	4,250
5.7% 10/15/39 (e)		145,000	24,650
Exterran Energy Solutions LP 8.125% 5/1/25		575,000	529,000
Guara Norte SARL 5.198% 6/15/34 (d)		500,000	490,000
Nabors Industries Ltd.:
7.25% 1/15/26 (d)		595,000	493,850
7.5% 1/15/28 (d)		510,000	419,475
Nine Energy Service, Inc. 8.75% 11/1/23 (d)		300,000	105,000
NuStar Logistics LP 6% 6/1/26		640,000	689,974
Odebrecht Holdco Finance Ltd. 0% 9/10/58 (d)		3,558,264	82,285
Oleoducto Central SA 4% 7/14/27 (d)		340,000	359,125
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		845,000	999,804
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		400,000	493,350
Summit Midstream Holdings LLC 5.75% 4/15/25		285,000	232,275
The Oil and Gas Holding Co.:
7.5% 10/25/27 (d)		505,000	561,712
7.625% 11/7/24 (d)		855,000	951,455
8.375% 11/7/28 (d)		180,000	207,731
			7,904,729
Oil, Gas & Consumable Fuels - 6.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 1/15/28 (d)		955,000	955,000
Antero Resources Corp. 5.625% 6/1/23 (Reg. S)		115,000	115,389
Callon Petroleum Co.:
6.125% 10/1/24		225,000	191,250
6.25% 4/15/23		380,000	338,200
Cheniere Energy Partners LP 4% 3/1/31 (d)		910,000	925,925
Cheniere Energy, Inc. 4.625% 10/15/28 (d)		1,325,000	1,376,066
Chesapeake Energy Corp.:
5.875% 2/1/29 (d)		310,000	328,600
7% 10/1/24 (c)(e)		360,000	0
8% 1/15/25 (c)(e)		180,000	0
8% 6/15/27 (c)(e)		115,000	0
Citgo Holding, Inc. 9.25% 8/1/24 (d)		2,195,000	2,178,538
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)		470,000	474,244
7% 6/15/25 (d)		1,340,000	1,378,525
CNX Midstream Partners LP 6.5% 3/15/26 (d)		335,000	340,863
CNX Resources Corp. 6% 1/15/29 (d)		315,000	327,342
Comstock Resources, Inc.:
6.75% 3/1/29 (d)		1,030,000	1,055,750
7.5% 5/15/25 (d)		199,000	206,463
9.75% 8/15/26		2,703,000	2,939,513
Continental Resources, Inc.:
4.375% 1/15/28		295,000	310,193
4.5% 4/15/23		33,000	34,178
4.9% 6/1/44		745,000	745,015
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)		960,000	943,200
5.75% 4/1/25		250,000	251,380
6% 2/1/29 (d)		1,685,000	1,659,725
CVR Energy, Inc.:
5.25% 2/15/25 (d)		895,000	874,415
5.75% 2/15/28 (d)		2,320,000	2,262,000
DCP Midstream Operating LP 5.85% 5/21/43 (d)(f)		885,000	788,013
Delek Overriding Royalty 7.494% 12/30/23 (Reg. S) (d)		590,000	601,800
EG Global Finance PLC 8.5% 10/30/25 (d)		855,000	906,300
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (d)		355,000	368,419
5.75% 1/30/28 (d)		880,000	929,562
6.625% 7/15/25 (d)		335,000	358,028
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (d)		570,000	573,563
Energy Transfer Equity LP 5.5% 6/1/27		860,000	887,161
EQT Corp. 3.9% 10/1/27		1,413,000	1,441,260
FEL Energy VI SARL 5.75% 12/1/40 (d)		285,000	290,700
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (d)		585,000	558,675
GeoPark Ltd. 6.5% 9/21/24 (d)		515,000	533,830
Georgian Oil & Gas Corp. 6.75% 4/26/21 (d)		390,000	388,903
Hess Midstream Partners LP:
5.125% 6/15/28 (d)		595,000	601,545
5.625% 2/15/26 (d)		795,000	818,850
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (d)		320,000	322,800
6% 2/1/31 (d)		320,000	324,800
6.25% 11/1/28 (d)		590,000	607,700
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		400,000	405,120
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (d)		345,000	363,621
KazMunaiGaz National Co.:
3.5% 4/14/33 (d)		335,000	342,873
4.75% 4/24/25 (d)		105,000	118,158
5.75% 4/19/47 (d)		170,000	201,111
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		1,610,000	1,561,217
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (d)		370,000	386,650
6.125% 6/30/25 (Reg. S) (d)		485,000	525,013
Lukoil International Finance BV 4.75% 11/2/26 (d)		305,000	335,977
Lukoil Securities BV 3.875% 5/6/30 (d)		210,000	215,775
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		105,000	111,661
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (d)		350,000	365,750
MEG Energy Corp. 7.125% 2/1/27 (d)		595,000	623,263
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		370,000	388,500
5.625% 5/1/27		305,000	318,725
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		255,000	262,331
7.625% 11/8/26 (d)		230,000	233,381
New Fortress Energy LLC:
6.5% 9/30/26 (d)(g)		1,035,000	1,042,763
6.75% 9/15/25 (d)		2,765,000	2,840,761
Newfield Exploration Co. 5.375% 1/1/26		475,000	523,462
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.125% 3/1/25		630,000	535,500
7.5% 4/15/26		860,000	733,150
NGPL PipeCo LLC:
4.375% 8/15/22 (d)		150,000	155,700
4.875% 8/15/27 (d)		150,000	167,678
Nostrum Oil & Gas Finance BV 8% 7/25/22 (d)(e)		2,620,000	654,181
Occidental Petroleum Corp.:
2.9% 8/15/24		815,000	806,068
3.2% 8/15/26		50,000	47,976
3.4% 4/15/26		65,000	63,115
3.5% 8/15/29		370,000	347,171
4.4% 4/15/46		575,000	492,453
4.4% 8/15/49		1,455,000	1,216,773
4.625% 6/15/45		475,000	415,673
5.875% 9/1/25		670,000	714,388
6.2% 3/15/40		350,000	359,625
6.375% 9/1/28		670,000	735,395
6.45% 9/15/36		1,171,000	1,292,503
6.6% 3/15/46		940,000	1,001,194
6.625% 9/1/30		1,340,000	1,505,892
7.2% 3/15/29		240,000	262,800
7.5% 5/1/31		65,000	75,894
Parkland Corp. 4.5% 10/1/29 (d)(g)		440,000	440,550
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		1,445,000	1,067,494
7.25% 6/15/25		1,145,000	932,717
9.25% 5/15/25 (d)		1,490,000	1,519,800
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		435,000	435,096
PDC Energy, Inc.:
6.125% 9/15/24		200,000	205,225
6.25% 12/1/25		380,000	381,900
Petrobras Global Finance BV:
6.75% 6/3/50		590,000	626,875
6.875% 1/20/40		569,000	634,968
6.9% 3/19/49		160,000	173,800
7.375% 1/17/27		160,000	189,600
8.75% 5/23/26		735,000	917,354
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		480,000	21,000
6% 5/16/24 (d)(e)		585,000	25,594
6% 11/15/26 (d)(e)		930,000	40,688
12.75% 2/17/22 (d)(e)		110,000	4,813
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.8273% 3/11/22 (f)(i)		410,000	413,793
3.5% 1/30/23		750,000	759,375
4.875% 1/24/22		760,000	773,775
4.875% 1/18/24		2,360,000	2,426,788
5.375% 3/13/22		290,000	296,978
6.5% 6/2/41		170,000	148,036
6.625% 6/15/35		1,715,000	1,617,459
6.75% 9/21/47		798,000	678,460
6.875% 10/16/25 (d)		630,000	680,085
6.95% 1/28/60		145,000	123,794
7.69% 1/23/50		4,043,000	3,735,732
8.625% 2/1/22		140,000	147,219
8.625% 12/1/23 (f)		250,000	265,078
Petronas Capital Ltd. 3.5% 4/21/30 (d)		230,000	245,652
PT Adaro Indonesia 4.25% 10/31/24 (d)		605,000	609,159
Sanchez Energy Corp. 7.25% 2/15/23 (c)(d)(e)		1,063,000	0
Saudi Arabian Oil Co.:
1.625% 11/24/25 (d)		240,000	241,106
3.5% 4/16/29 (d)		2,130,000	2,264,456
4.25% 4/16/39 (d)		1,135,000	1,221,898
4.375% 4/16/49 (d)		355,000	383,400
Sibur Securities DAC 2.95% 7/8/25 (d)		225,000	227,742
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26 (d)		240,000	236,657
2.7% 5/13/30 (d)		220,000	218,350
SM Energy Co.:
5.625% 6/1/25		330,000	305,319
6.625% 1/15/27		1,125,000	1,040,625
6.75% 9/15/26		250,000	231,000
Southwestern Energy Co.:
6.45% 1/23/25 (f)		100,000	106,845
7.5% 4/1/26		1,090,000	1,153,242
7.75% 10/1/27		680,000	726,750
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (d)		605,000	602,731
5.5% 2/15/26		595,000	611,238
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 7.5% 10/1/25 (d)		495,000	532,793
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31 (d)		625,000	633,281
Teine Energy Ltd.:
6.875% 9/30/22 (d)		590,000	590,738
6.875% 4/15/29 (d)(g)		445,000	450,385
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		530,000	528,410
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	67,815
Tullow Oil PLC 6.25% 4/15/22 (d)		2,615,000	2,445,025
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (c)(e)		543,409	27,170
Vine Energy Holdings LLC 0% 3/31/29 (d)		440,000	440,000
W&T Offshore, Inc. 9.75% 11/1/23 (d)		2,005,000	1,773,824
YPF SA:
8.5% 3/23/25 (d)		696,000	568,545
8.75% 4/4/24 (d)		1,575,000	1,248,188
			93,679,314
TOTAL ENERGY			101,584,043
FINANCIALS - 4.1%
Banks - 0.3%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		90,000	93,122
Banco Macro SA 6.75% 11/4/26 (d)(f)		645,000	517,411
Biz Finance PLC 9.625% 4/27/22 (d)		252,500	260,785
Citigroup, Inc. 1.25% 7/6/26 (Reg. S) (f)	EUR	733,000	896,895
Development Bank of Mongolia 7.25% 10/23/23 (d)		105,000	113,400
Georgia Bank Joint Stock Co. 6% 7/26/23 (d)		825,000	872,180
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		225,000	230,414
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (d)		160,000	167,300
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (d)		485,000	482,423
Turkiye Vakiflar Bankasi TAO 5.75% 1/30/23 (d)		565,000	555,466
			4,189,396
Capital Markets - 0.3%
AssuredPartners, Inc.:
5.625% 1/15/29 (d)		390,000	397,410
7% 8/15/25 (d)		245,000	253,232
Credit Suisse Group AG 0.625% 1/18/33 (Reg. S)	EUR	1,857,000	2,060,931
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (d)		445,000	445,049
MSCI, Inc. 4% 11/15/29 (d)		340,000	349,676
UBS Group AG 0.25% 11/5/28 (Reg. S) (f)	EUR	933,000	1,078,811
			4,585,109
Consumer Finance - 2.3%
Ally Financial, Inc.:
8% 11/1/31		823,000	1,108,350
8% 11/1/31		16,143,000	22,481,934
Ford Motor Credit Co. LLC:
3.375% 11/13/25		1,585,000	1,611,945
4% 11/13/30		2,525,000	2,504,775
5.113% 5/3/29		610,000	654,805
Springleaf Finance Corp.:
4% 9/15/30		330,000	320,925
5.375% 11/15/29		500,000	531,875
6.625% 1/15/28		385,000	436,324
6.875% 3/15/25		2,580,000	2,934,557
7.125% 3/15/26		3,405,000	3,927,157
Unifin Financiera S.A.B. de CV 7.25% 9/27/23 (d)		10,000	10,010
			36,522,657
Diversified Financial Services - 0.9%
1MDB Global Investments Ltd. 4.4% 3/9/23		4,000,000	4,016,200
Cimpor Financial Operations BV 5.75% 7/17/24 (d)		425,000	372,938
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		595,000	623,263
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29 (d)		630,000	615,642
5.25% 5/15/27		1,570,000	1,621,025
6.25% 5/15/26		1,305,000	1,366,988
6.375% 12/15/25		2,785,000	2,875,513
6.75% 2/1/24		535,000	545,700
James Hardie International Finance Ltd. 5% 1/15/28 (d)		455,000	481,163
MDC GMTN BV 2.875% 11/7/29 (d)		530,000	547,808
OEC Finance Ltd.:
4.375% 10/25/29 pay-in-kind (d)		785,738	130,629
5.25% 12/27/33 pay-in-kind (d)		301,300	50,091
7.125% 12/26/46 pay-in-kind (d)		760,953	122,228
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (d)		230,000	212,103
Sasol Financing International PLC 4.5% 11/14/22		515,000	525,300
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)		225,000	233,438
Sparc Em Spc 0% 12/5/22 (d)		67,213	65,533
			14,405,562
Insurance - 0.3%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (d)		1,805,000	1,863,663
10.125% 8/1/26 (d)		605,000	697,093
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)		665,000	665,831
6.75% 10/15/27 (d)		965,000	1,027,117
HUB International Ltd. 7% 5/1/26 (d)		595,000	617,854
			4,871,558
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. 5.25% 8/15/28		465,000	483,019
TOTAL FINANCIALS			65,057,301
HEALTH CARE - 2.3%
Health Care Equipment & Supplies - 0.0%
Hologic, Inc. 4.625% 2/1/28 (d)		215,000	225,750
Health Care Providers & Services - 1.9%
Akumin, Inc. 7% 11/1/25 (d)		490,000	521,238
AMN Healthcare 4.625% 10/1/27 (d)		165,000	168,713
Centene Corp.:
4.25% 12/15/27		615,000	646,904
4.625% 12/15/29		2,150,000	2,326,956
5.375% 6/1/26 (d)		1,545,000	1,615,607
5.375% 8/15/26 (d)		385,000	406,137
Community Health Systems, Inc.:
4.75% 2/15/31 (d)		880,000	859,672
5.625% 3/15/27 (d)		330,000	345,675
6% 1/15/29 (d)		485,000	512,888
6.625% 2/15/25 (d)		685,000	723,107
8% 3/15/26 (d)		3,270,000	3,535,851
8.125% 6/30/24 (d)		1,162,000	1,218,996
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)		210,000	200,283
4.625% 6/1/30 (d)		1,590,000	1,619,987
Encompass Health Corp. 5.125% 3/15/23		330,000	330,330
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (d)		650,000	693,875
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 5% 6/15/28 (d)		715,000	744,673
Modivcare, Inc. 5.875% 11/15/25 (d)		485,000	510,463
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)		640,000	658,400
4.375% 6/15/28 (d)		465,000	478,466
Radiology Partners, Inc. 9.25% 2/1/28 (d)		2,690,000	2,928,738
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		615,000	637,294
Tenet Healthcare Corp.:
4.625% 7/15/24		305,000	311,310
4.625% 9/1/24 (d)		650,000	668,688
4.875% 1/1/26 (d)		1,625,000	1,689,610
5.125% 5/1/25		305,000	309,285
5.125% 11/1/27 (d)		975,000	1,019,558
6.125% 10/1/28 (d)		1,140,000	1,189,875
6.25% 2/1/27 (d)		1,850,000	1,953,350
U.S. Renal Care, Inc. 10.625% 7/15/27 (d)		1,147,000	1,261,700
Vizient, Inc. 6.25% 5/15/27 (d)		145,000	153,881
			30,241,510
Health Care Technology - 0.1%
IQVIA, Inc. 5% 5/15/27 (d)		640,000	675,709
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)		475,000	475,751
4% 3/15/31 (d)		605,000	615,013
4.25% 5/1/28 (d)		185,000	190,550
Syneos Health, Inc. 3.625% 1/15/29 (d)		500,000	486,250
			1,767,564
Pharmaceuticals - 0.2%
Bausch Health Companies, Inc.:
5% 2/15/29 (d)		500,000	496,563
5.25% 2/15/31 (d)		500,000	497,610
Bayer AG:
0.375% 1/12/29 (Reg. S)	EUR	700,000	805,523
1% 1/12/36 (Reg. S)	EUR	600,000	662,882
Catalent Pharma Solutions 5% 7/15/27 (d)		205,000	214,738
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		250,000	250,625
3.65% 11/10/21		75,000	75,563
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		45,000	45,338
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23		235,000	234,248
			3,283,090
TOTAL HEALTH CARE			36,193,623
INDUSTRIALS - 4.0%
Aerospace & Defense - 1.8%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (d)		225,000	229,500
Bombardier, Inc.:
6.125% 1/15/23 (d)		650,000	676,813
7.5% 12/1/24 (d)		520,000	519,350
7.5% 3/15/25 (d)		895,000	880,456
7.875% 4/15/27 (d)		2,685,000	2,633,153
BWX Technologies, Inc.:
4.125% 6/30/28 (d)		630,000	637,875
5.375% 7/15/26 (d)		430,000	443,975
Moog, Inc. 4.25% 12/15/27 (d)		185,000	188,700
Rolls-Royce PLC 5.75% 10/15/27 (d)		650,000	691,633
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)		905,000	973,509
TransDigm UK Holdings PLC 6.875% 5/15/26		1,805,000	1,899,763
TransDigm, Inc.:
4.625% 1/15/29 (d)		930,000	917,027
5.5% 11/15/27		7,825,000	8,089,094
6.25% 3/15/26 (d)		955,000	1,012,491
6.375% 6/15/26		3,145,000	3,251,144
6.5% 5/15/25		835,000	850,656
7.5% 3/15/27		960,000	1,022,400
Wolverine Escrow LLC:
8.5% 11/15/24 (d)		1,201,000	1,197,998
9% 11/15/26 (d)		1,232,000	1,230,830
			27,346,367
Air Freight & Logistics - 0.1%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)		365,000	376,863
XPO Logistics, Inc. 6.25% 5/1/25 (d)		1,140,000	1,226,743
			1,603,606
Airlines - 0.5%
Aerovias de Mexico SA de CV 7% 2/5/25 (d)(e)		135,000	71,508
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (d)		85,511	85,878
Azul Investments LLP 5.875% 10/26/24 (d)		765,000	669,995
Delta Air Lines, Inc. 7% 5/1/25 (d)		280,000	322,548
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.75% 10/20/28 (d)		2,365,000	2,572,323
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		59,288	61,873
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		149,615	148,318
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		2,045,000	2,241,831
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)		770,000	870,100
			7,044,374
Building Products - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		125,000	130,946
CP Atlas Buyer, Inc. 7% 12/1/28 (d)		325,000	341,591
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29 (d)		475,000	480,463
			953,000
Commercial Services & Supplies - 0.3%
Covanta Holding Corp.:
5% 9/1/30		670,000	676,700
5.875% 7/1/25		165,000	170,775
6% 1/1/27		585,000	610,594
Double Eagle III Midco 1 LLC 7.75% 12/15/25 (d)		640,000	683,341
IAA Spinco, Inc. 5.5% 6/15/27 (d)		250,000	262,188
KAR Auction Services, Inc. 5.125% 6/1/25 (d)		525,000	534,476
Pitney Bowes, Inc.:
6.875% 3/15/27 (d)		295,000	292,419
7.25% 3/15/29 (d)		295,000	291,728
Ritchie Bros. Auctioneers, Inc. 5.375% 1/15/25 (d)		190,000	195,482
The Brink's Co. 4.625% 10/15/27 (d)		620,000	635,299
			4,353,002
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		625,000	680,078
Arcosa, Inc. 0% 3/31/29 (d)		415,000	415,000
Pike Corp. 5.5% 9/1/28 (d)		525,000	534,188
			1,629,266
Electrical Equipment - 0.1%
Sensata Technologies BV:
4% 4/15/29 (d)		590,000	600,638
5% 10/1/25 (d)		575,000	635,375
			1,236,013
Industrial Conglomerates - 0.0%
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		575,000	612,914
Machinery - 0.0%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (d)		460,000	455,975
Stevens Holding Co., Inc. 6.125% 10/1/26 (d)		155,000	166,238
			622,213
Marine - 0.0%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		215,000	238,113
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		510,000	526,157
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)		620,000	623,255
TriNet Group, Inc. 3.5% 3/1/29 (d)		455,000	445,081
			1,594,493
Road & Rail - 0.7%
Hertz Corp.:
5.5% 10/15/24 (d)(e)		650,000	647,563
6% 1/15/28 (d)(e)		575,000	576,438
6.25% 10/15/22 (e)		670,000	665,813
7.125% 8/1/26 (d)(e)		620,000	619,225
JSC Georgian Railway 7.75% 7/11/22 (d)		100,000	105,750
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (d)		120,000	160,463
Uber Technologies, Inc.:
6.25% 1/15/28 (d)		545,000	593,614
7.5% 9/15/27 (d)		2,950,000	3,258,513
8% 11/1/26 (d)		4,260,000	4,611,450
			11,238,829
Trading Companies & Distributors - 0.1%
Foundation Building Materials, Inc. 6% 3/1/29 (d)		310,000	306,125
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		995,000	967,638
United Rentals North America, Inc.:
3.875% 11/15/27		300,000	310,875
5.5% 5/15/27		405,000	431,933
			2,016,571
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA:
6.875% 2/1/27 (d)		15,000	11,643
9.375% 2/1/27 pay-in-kind (d)(f)		476,785	380,236
DP World Crescent Ltd.:
3.7495% 1/30/30 (d)		765,000	793,688
3.875% 7/18/29 (Reg. S)		400,000	419,000
DP World Ltd. 5.625% 9/25/48 (d)		155,000	181,592
			1,786,159
TOTAL INDUSTRIALS			62,274,920
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
HTA Group Ltd. 7% 12/18/25 (d)		455,000	481,731
IHS Netherlands Holdco BV 7.125% 3/18/25 (d)		1,085,000	1,131,113
			1,612,844
Electronic Equipment & Components - 0.0%
MTS Systems Corp. 5.75% 8/15/27 (d)		170,000	185,194
TTM Technologies, Inc. 4% 3/1/29 (d)		455,000	449,313
			634,507
IT Services - 0.3%
Banff Merger Sub, Inc. 9.75% 9/1/26 (d)		490,000	522,133
Camelot Finance SA 4.5% 11/1/26 (d)		570,000	589,334
Gartner, Inc. 3.75% 10/1/30 (d)		685,000	679,335
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (d)		610,000	599,325
5.25% 12/1/27 (d)		500,000	528,750
GTT Communications, Inc. 7.875% 12/31/24 (d)		60,000	9,900
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
6% 2/15/28 (d)		235,000	234,413
10.75% 6/1/28 (d)		365,000	412,341
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)		380,000	386,394
RP Crown Parent, LLC 7.375% 10/15/24 (d)		225,000	228,656
Unisys Corp. 6.875% 11/1/27 (d)		365,000	399,675
			4,590,256
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp. 3.875% 9/1/28 (d)		690,000	709,769
Synaptics, Inc. 4% 6/15/29 (d)		350,000	347,305
			1,057,074
Software - 0.4%
Ascend Learning LLC:
6.875% 8/1/25 (d)		630,000	645,750
6.875% 8/1/25 (d)		210,000	215,250
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		690,000	678,001
Boxer Parent Co., Inc. 7.125% 10/2/25 (d)		340,000	364,650
Fair Isaac Corp. 4% 6/15/28 (d)		580,000	594,819
NortonLifeLock, Inc. 5% 4/15/25 (d)		530,000	537,049
Open Text Corp.:
3.875% 2/15/28 (d)		300,000	302,004
5.875% 6/1/26 (d)		465,000	481,391
Open Text Holdings, Inc. 4.125% 2/15/30 (d)		300,000	304,107
PTC, Inc.:
3.625% 2/15/25 (d)		350,000	359,188
4% 2/15/28 (d)		345,000	350,175
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (d)		1,165,000	1,211,600
			6,043,984
Technology Hardware, Storage & Peripherals - 0.1%
Lenovo Group Ltd. 3.421% 11/2/30 (d)		485,000	485,606
NCR Corp.:
5% 10/1/28 (d)		335,000	338,350
5.25% 10/1/30 (d)		335,000	339,229
5.75% 9/1/27 (d)		485,000	513,191
6.125% 9/1/29 (d)		485,000	513,494
8.125% 4/15/25 (d)		285,000	312,075
			2,501,945
TOTAL INFORMATION TECHNOLOGY			16,440,610
MATERIALS - 3.6%
Chemicals - 1.5%
Braskem Idesa SAPI 7.45% 11/15/29 (d)		125,000	123,438
CF Industries Holdings, Inc.:
4.95% 6/1/43		3,610,000	4,134,641
5.15% 3/15/34		1,719,000	1,964,774
5.375% 3/15/44		3,080,000	3,653,650
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.9339% 6/15/22 (d)(f)(i)		155,000	153,464
6.5% 5/15/26 (d)		2,795,000	2,781,025
6.875% 6/15/25 (d)		560,000	570,500
Ingevity Corp. 3.875% 11/1/28 (d)		665,000	645,050
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25% 12/15/25 (d)		435,000	436,631
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)		150,000	150,000
7% 12/31/27 (d)		190,000	182,090
LSB Industries, Inc. 9.625% 5/1/23 (d)		310,000	317,815
MEGlobal Canada, Inc. 5% 5/18/25 (d)		105,000	116,714
Neon Holdings, Inc.:
10.125% 4/1/26 (d)		635,000	692,150
10.125% 4/1/26 (d)		155,000	170,113
Nouryon Holding BV 8% 10/1/26 (d)		414,000	440,393
OCI NV 5.25% 11/1/24 (d)		895,000	930,800
OCP SA 6.875% 4/25/44 (d)		95,000	110,230
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (d)		725,000	732,930
SABIC Capital II BV 4% 10/10/23 (d)		560,000	602,525
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		635,000	645,414
5.875% 3/27/24		135,000	142,590
The Chemours Co. LLC:
5.375% 5/15/27		1,700,000	1,802,000
5.75% 11/15/28 (d)		995,000	1,047,650
The Scotts Miracle-Gro Co. 4% 4/1/31 (d)		595,000	586,670
Tronox, Inc. 6.5% 5/1/25 (d)		530,000	568,425
Valvoline, Inc. 4.25% 2/15/30 (d)		435,000	443,700
			24,145,382
Construction Materials - 0.1%
CEMEX S.A.B. de CV 3.875% 7/11/31 (d)		230,000	224,595
Summit Materials LLC/Summit Materials Finance Corp.:
5.125% 6/1/25 (d)		260,000	263,900
5.25% 1/15/29 (d)		645,000	673,219
U.S. Concrete, Inc.:
5.125% 3/1/29 (d)		495,000	509,850
6.375% 6/1/24		100,000	102,125
			1,773,689
Containers & Packaging - 0.3%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(f)		595,000	624,577
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (d)		300,000	296,511
4% 9/1/29 (d)		605,000	604,014
Cascades, Inc.:
5.125% 1/15/26 (d)		300,000	318,375
5.375% 1/15/28 (d)		300,000	315,000
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,456,538
7.5% 12/15/96		160,000	176,600
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		365,000	388,269
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		255,000	263,288
Trivium Packaging Finance BV 5.5% 8/15/26 (d)		375,000	393,281
			4,836,453
Metals & Mining - 1.7%
Alcoa Nederland Holding BV:
4.125% 3/31/29 (d)		775,000	781,619
6.125% 5/15/28 (d)		200,000	217,840
6.75% 9/30/24 (d)		430,000	444,405
7% 9/30/26 (d)		355,000	374,525
Algoma Steel SCA 0% 12/31/23 (c)		102,200	0
Alrosa Finance SA 3.1% 6/25/27 (d)		225,000	226,684
Antofagasta PLC 2.375% 10/14/30 (d)		685,000	668,971
Arconic Rolled Products Corp.:
6% 5/15/25 (d)		400,000	431,114
6.125% 2/15/28 (d)		875,000	931,875
Celtic Resources Holdings DAC 4.125% 10/9/24 (d)		445,000	465,654
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (d)		465,000	464,210
4.875% 3/1/31 (d)		465,000	463,838
5.75% 3/1/25		160,000	164,992
5.875% 6/1/27		960,000	993,600
Compass Minerals International, Inc. 6.75% 12/1/27 (d)		1,305,000	1,396,350
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (d)		105,000	108,019
3.15% 1/14/30 (d)		280,000	290,675
3.7% 1/30/50 (d)		650,000	652,031
CSN Resources SA 7.625% 2/13/23 (d)		1,515,000	1,571,813
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)		610,000	626,680
6.875% 3/1/26 (d)		1,265,000	1,310,078
7.25% 4/1/23 (d)		2,140,000	2,177,450
7.5% 4/1/25 (d)		1,330,000	1,370,731
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31 (d)		445,000	453,344
4.5% 9/15/27 (d)		485,000	518,193
5.125% 5/15/24 (d)		495,000	536,513
Fresnillo PLC 4.25% 10/2/50 (d)		360,000	353,700
Gold Fields Orogen Holding BVI Ltd. 5.125% 5/15/24 (d)		160,000	173,450
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		360,000	372,974
Indonesia Asahan Aluminium Tbk PT 5.45% 5/15/30 (d)		365,000	414,275
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)		570,000	570,000
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)		595,000	609,012
Metinvest BV 7.75% 4/23/23 (d)		1,004,000	1,068,633
Mineral Resources Ltd. 8.125% 5/1/27 (d)		960,000	1,061,290
Murray Energy Corp.:
11.25% 12/31/49 (c)(d)(e)		490,000	0
12% 4/15/24 pay-in-kind (c)(d)(e)(f)		548,100	0
Stillwater Mining Co. 6.125% 6/27/22 (d)		1,385,000	1,389,328
TMK Capital SA 4.3% 2/12/27 (Reg. S)		400,000	402,125
United States Steel Corp. 6.25% 3/15/26		615,000	624,225
Usiminas International SARL 5.875% 7/18/26 (d)		400,000	421,375
Vedanta Resources PLC 6.375% 7/30/22 (d)		665,000	631,750
VM Holding SA 6.5% 1/18/28 (d)		285,000	327,130
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		185,000	188,700
			26,249,171
TOTAL MATERIALS			57,004,695
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Iron Mountain, Inc.:
4.875% 9/15/29 (d)		1,300,000	1,316,185
5% 7/15/28 (d)		630,000	644,175
5.25% 7/15/30 (d)		585,000	603,603
5.625% 7/15/32 (d)		585,000	611,325
MGM Growth Properties Operating Partnership LP 3.875% 2/15/29 (d)		665,000	662,423
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		665,000	652,140
4.625% 8/1/29		970,000	1,020,469
5% 10/15/27		1,295,000	1,362,346
SBA Communications Corp. 3.875% 2/15/27		890,000	909,758
The GEO Group, Inc.:
5.125% 4/1/23		695,000	612,295
5.875% 10/15/24		810,000	645,975
6% 4/15/26		1,971,000	1,414,193
Uniti Group, Inc. 7.875% 2/15/25 (d)		920,000	994,285
VICI Properties, Inc.:
4.25% 12/1/26 (d)		1,140,000	1,166,317
4.625% 12/1/29 (d)		650,000	674,284
			13,289,773
Real Estate Management & Development - 0.3%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		650,000	702,813
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29 (d)		850,000	838,313
7.625% 6/15/25 (d)		2,000,000	2,183,600
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (d)		635,000	674,688
5.875% 6/15/27 (d)		495,000	546,975
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		300,000	307,500
			5,253,889
TOTAL REAL ESTATE			18,543,662
UTILITIES - 1.8%
Electric Utilities - 1.6%
Clearway Energy Operating LLC 4.75% 3/15/28 (d)		365,000	379,742
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (d)		930,000	957,900
NextEra Energy Partners LP:
4.25% 7/15/24 (d)		360,000	378,900
4.25% 9/15/24 (d)		23,000	24,265
NRG Energy, Inc.:
3.375% 2/15/29 (d)		305,000	297,756
3.625% 2/15/31 (d)		605,000	589,875
5.75% 1/15/28		1,740,000	1,848,750
6.625% 1/15/27		1,345,000	1,398,800
Pacific Gas & Electric Co.:
3.75% 8/15/42		555,000	508,561
3.95% 12/1/47		2,880,000	2,650,617
4% 12/1/46		1,315,000	1,220,205
4.25% 3/15/46		125,000	119,654
4.3% 3/15/45		315,000	306,611
4.55% 7/1/30		5,339,000	5,790,681
4.95% 7/1/50		3,439,000	3,534,242
PG&E Corp.:
5% 7/1/28		1,345,000	1,420,959
5.25% 7/1/30		510,000	540,600
Vistra Operations Co. LLC:
5% 7/31/27 (d)		1,220,000	1,256,624
5.5% 9/1/26 (d)		820,000	849,725
5.625% 2/15/27 (d)		1,495,000	1,553,873
			25,628,340
Gas Utilities - 0.1%
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29 (d)		335,000	338,769
Southern Natural Gas Co. LLC:
7.35% 2/15/31		175,000	224,963
8% 3/1/32		335,000	457,913
			1,021,645
Independent Power and Renewable Electricity Producers - 0.1%
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		605,000	595,925
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		531,875	577,583
			1,173,508
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (d)		143,000	154,887
4.875% 4/23/30 (d)		95,000	113,020
			267,907
TOTAL UTILITIES			28,091,400

TOTAL NONCONVERTIBLE BONDS			589,670,661

TOTAL CORPORATE BONDS
(Cost $563,275,637)			591,199,702

U.S. Government and Government Agency Obligations - 18.7%
U.S. Government Agency Obligations - 0.3%
Fannie Mae 0.625% 4/22/25		210,000	209,443
Federal Farm Credit Bank 0.375% 4/8/22		2,900,000	2,908,249
Tennessee Valley Authority:
5.25% 9/15/39		$126,000	$172,798
5.375% 4/1/56		302,000	452,044

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			3,742,534

U.S. Treasury Obligations - 18.1%
U.S. Treasury Bonds:
1.875% 2/15/51		18,004,000	15,978,550
2.5% 2/15/45 (j)		17,524,000	17,889,540
3% 5/15/45		1,800,000	2,006,438
3% 2/15/49		16,081,000	18,065,998
4.75% 2/15/37 (j)(k)		8,126,000	11,113,575
6.25% 8/15/23 (j)		2,249,000	2,569,746
U.S. Treasury Notes:
0.125% 5/31/22		7,475,000	7,477,044
0.125% 6/30/22		575,000	575,135
0.125% 8/31/22		5,100,000	5,100,000
0.125% 10/31/22		8,000,000	7,999,062
0.125% 11/30/22		4,000,000	3,999,219
0.125% 12/31/22		3,400,000	3,398,539
0.125% 2/28/23		7,200,000	7,195,500
0.125% 8/15/23		374,000	373,138
0.125% 10/15/23		280,000	279,081
0.25% 3/15/24		77,000	76,795
0.25% 7/31/25		1,221,000	1,194,386
0.25% 9/30/25		1,207,000	1,177,249
0.25% 10/31/25		1,700,000	1,655,309
0.375% 12/31/25		8,019,000	7,831,368
0.375% 1/31/26		2,100,000	2,047,992
0.75% 3/31/26		4,304,000	4,266,676
0.875% 11/15/30		8,538,000	7,896,316
1.125% 2/15/31		4,888,000	4,618,396
1.25% 3/31/28		46,764,000	46,281,669
1.375% 8/31/23		500,000	513,887
1.5% 8/31/21		2,000,000	2,012,188
1.5% 9/30/21		4,616,000	4,649,538
1.5% 9/30/24		1,995,000	2,063,734
1.5% 10/31/24		280,000	289,581
1.5% 1/31/27		5,095,000	5,195,706
1.625% 11/15/22		3,584,000	3,669,820
1.625% 5/31/23		760,000	783,364
1.625% 9/30/26		4,153,000	4,277,914
2.125% 3/31/24		5,843,000	6,150,670
2.125% 7/31/24		9,671,000	10,207,816
2.25% 4/30/21		1,350,000	1,352,368
2.25% 7/31/21		1,379,000	1,389,235
2.25% 4/30/24		3,531,000	3,733,067
2.25% 3/31/26		3,329,000	3,544,085
2.375% 4/15/21		9,090,000	9,098,091
2.5% 1/15/22		22,856,000	23,295,264
2.5% 1/31/24		630,000	668,735
2.5% 2/28/26		7,215,000	7,768,808
2.625% 12/31/23		7,427,000	7,900,181
2.875% 11/30/25		3,162,000	3,457,449
3.125% 11/15/28		1,580,000	1,766,946

TOTAL U.S. TREASURY OBLIGATIONS			284,855,168

Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		3,400,000	3,420,256
Private Export Funding Corp. Secured 1.75% 11/15/24		1,030,000	1,069,608

TOTAL OTHER GOVERNMENT RELATED			4,489,864

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $287,282,176)			293,087,566

U.S. Government Agency - Mortgage Securities - 1.2%
Ginnie Mae - 1.2%
2% 4/1/51 (g)		1,300,000	1,311,959
2% 4/1/51 (g)		2,400,000	2,422,077
2% 4/1/51 (g)		2,400,000	2,422,077
2% 5/1/51 (g)		650,000	654,913
3% 4/1/51 (g)		3,950,000	4,112,471
3% 4/1/51 (g)		4,050,000	4,216,584
3% 5/1/51 (g)		3,400,000	3,541,575

TOTAL GINNIE MAE

(Cost $18,631,604)			18,681,656

Foreign Government and Government Agency Obligations - 14.6%
Angola Republic:
8.25% 5/9/28 (d)		$270,000	$258,356
9.375% 5/8/48 (d)		85,000	79,927
9.5% 11/12/25 (d)		710,000	741,063
Arab Republic of Egypt:
, yield at date of purchase 12.451% to 13.2498% 6/15/21 to 9/14/21	EGP	16,775,000	1,020,921
7.5% 1/31/27 (d)		2,850,000	3,089,578
7.6003% 3/1/29 (d)		500,000	531,250
7.903% 2/21/48 (d)		385,000	361,539
8.5% 1/31/47 (d)		580,000	575,288
8.7002% 3/1/49 (d)		200,000	199,625
Argentine Republic:
0.125% 7/9/30 (h)		8,200,308	2,724,040
0.125% 7/9/35 (h)		2,607,241	769,136
0.125% 1/9/38 (h)		897,304	326,955
1% 7/9/29		738,798	264,582
Australian Commonwealth 1.75% 6/21/51 (Reg. S)	AUD	6,641,000	4,035,807
Barbados Government 6.5% 10/1/29 (d)		859,000	873,764
Belarus Republic 6.875% 2/28/23 (d)		240,000	243,525
Bermuda Government:
2.375% 8/20/30 (d)		55,000	53,518
3.375% 8/20/50 (d)		165,000	159,586
3.717% 1/25/27 (d)		645,000	700,228
4.75% 2/15/29 (d)		360,000	416,250
Brazilian Federative Republic:
2.875% 6/6/25		1,165,000	1,175,194
3.875% 6/12/30		570,000	552,544
7.125% 1/20/37		390,000	476,288
8.25% 1/20/34		1,230,000	1,633,978
Buoni del Tesoro Poliennali:
1.5% 4/30/45 (Reg. S) (d)	EUR	1,045,000	1,231,182
1.7% 9/1/51 (Reg. S) (d)	EUR	620,000	735,363
Cameroon Republic 9.5% 11/19/25 (d)		1,345,000	1,449,658
Canadian Government:
0.25% 11/1/22	CAD	15,790,000	12,572,067
1.25% 6/1/30	CAD	3,000,000	2,334,638
2% 12/1/51	CAD	1,340,000	1,072,075
Chilean Republic 3.86% 6/21/47		195,000	209,138
Colombian Republic:
3% 1/30/30		490,000	478,822
3.125% 4/15/31		535,000	523,631
4.125% 5/15/51		220,000	209,275
5% 6/15/45		855,000	911,377
6.125% 1/18/41		40,000	47,525
7.375% 9/18/37		140,000	184,756
Costa Rican Republic:
5.625% 4/30/43 (d)		200,000	174,375
6.125% 2/19/31 (d)		150,000	150,797
7% 4/4/44 (d)		60,000	57,581
Democratic Socialist Republic of Sri Lanka:
7.55% 3/28/30 (d)		155,000	94,550
7.85% 3/14/29 (d)		415,000	253,669
Dominican Republic:
4.875% 9/23/32 (d)		695,000	701,950
5.875% 1/30/60 (d)		270,000	257,428
5.95% 1/25/27 (d)		445,000	498,956
6% 7/19/28 (d)		360,000	404,084
6.4% 6/5/49 (d)		380,000	397,931
6.5% 2/15/48 (d)		65,000	68,859
6.5% 2/15/48 (Reg. S)		150,000	158,906
6.85% 1/27/45 (d)		300,000	331,313
6.875% 1/29/26 (d)		780,000	902,850
7.45% 4/30/44 (d)		335,000	393,625
Dutch Government 0% 7/15/30 (Reg. S) (d)	EUR	9,660,000	11,584,981
Ecuador Republic:
0.5% 7/31/30 (d)(h)		720,000	421,200
0.5% 7/31/35 (d)(h)		580,000	265,350
El Salvador Republic:
6.375% 1/18/27 (d)		75,000	74,513
7.1246% 1/20/50 (d)		220,000	197,450
7.625% 2/1/41 (d)		90,000	86,630
7.75% 1/24/23 (d)		730,000	759,200
Emirate of Abu Dhabi:
1.7% 3/2/31 (d)		570,000	539,790
2.5% 4/16/25 (d)		510,000	537,381
3.125% 4/16/30 (d)		715,000	765,050
3.125% 9/30/49 (d)		920,000	876,875
3.875% 4/16/50 (d)		620,000	673,669
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		200,000	178,000
Gabonese Republic 6.375% 12/12/24 (d)		525,000	544,523
Georgia Republic 6.875% 4/12/21 (d)		230,000	229,632
German Federal Republic:
0% 6/10/22 (Reg. S)	EUR	17,100,000	20,211,590
0% 9/16/22 (Reg. S)	EUR	31,890,000	37,764,197
0% 8/15/30 (Reg. S)	EUR	1,600,000	1,936,662
0% 8/15/50	EUR	4,490,000	4,889,209
Ghana Republic:
7.75% 4/7/29 (d)		555,000	550,838
8.125% 1/18/26 (d)		220,000	232,719
10.75% 10/14/30 (d)		360,000	447,638
Guatemalan Republic:
4.9% 6/1/30 (d)		40,000	43,688
5.375% 4/24/32 (d)		380,000	428,925
6.125% 6/1/50 (d)		225,000	260,297
Indonesian Republic:
3.85% 10/15/30		330,000	361,866
4.1% 4/24/28		665,000	735,448
4.35% 1/11/48		300,000	325,875
5.125% 1/15/45 (d)		825,000	977,109
5.25% 1/17/42 (d)		305,000	363,903
5.95% 1/8/46 (d)		350,000	460,578
6.625% 2/17/37 (d)		220,000	292,050
6.75% 1/15/44 (d)		330,000	466,744
7.75% 1/17/38 (d)		730,000	1,074,241
8.5% 10/12/35 (Reg. S)		700,000	1,094,188
Islamic Republic of Pakistan:
6% 4/8/26 (d)		550,000	558,766
6.875% 12/5/27 (d)		230,000	239,344
8.25% 4/15/24 (d)		95,000	103,698
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		5,395,000	6,076,435
5.5% 12/4/23		1,628,000	1,848,475
3.375% 1/15/50		595,000	600,950
Ivory Coast:
4.875% 1/30/32 (d)	EUR	150,000	171,068
5.875% 10/17/31 (d)	EUR	500,000	618,966
6.125% 6/15/33 (d)		200,000	203,438
6.375% 3/3/28 (d)		200,000	216,000
Jamaican Government:
6.75% 4/28/28		255,000	298,270
7.875% 7/28/45		160,000	215,553
Japan Government:
0.1% 9/20/29	JPY	659,350,000	5,990,036
0.4% 3/20/56	JPY	418,450,000	3,446,690
0.9% 6/20/22	JPY	764,100,000	6,985,830
Jordanian Kingdom:
4.95% 7/7/25 (d)		575,000	590,094
7.375% 10/10/47 (d)		110,000	112,131
Kingdom of Saudi Arabia:
2.25% 2/2/33 (d)		665,000	626,139
2.9% 10/22/25 (d)		535,000	566,933
3.625% 3/4/28 (d)		315,000	341,283
3.75% 1/21/55 (d)		255,000	250,059
4.5% 4/22/60 (d)		425,000	473,609
4.625% 10/4/47 (d)		330,000	369,600
Korean Republic 1% 9/16/30		590,000	541,703
Lebanese Republic:
5.8% 12/31/49 (e)		625,000	69,953
6.375% 12/31/49 (e)		810,000	91,745
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		400,000	437,800
4.375% 3/21/29(Reg. S)		600,000	656,100
5.1% 3/28/35 (d)		1,000,000	1,153,750
5.1% 3/28/35(Reg. S)		1,000,000	1,153,750
5.25% 6/23/47(Reg. S)		600,000	713,625
5.625% 4/4/42 (d)		200,000	244,563
Mongolia Government 5.125% 4/7/26 (d)		480,000	512,400
Moroccan Kingdom:
2.375% 12/15/27 (d)		520,000	502,288
3% 12/15/32 (d)		200,000	187,250
4% 12/15/50 (d)		200,000	177,000
5.5% 12/11/42 (d)		70,000	76,913
Panamanian Republic:
2.252% 9/29/32		315,000	298,364
3.87% 7/23/60		235,000	233,017
Peoples Republic of China 1.2% 10/21/30 (d)		430,000	403,074
Province of Santa Fe 7% 3/23/23 (d)		1,155,000	920,030
Provincia de Cordoba:
3% 12/10/25 (d)(h)		1,256,837	858,184
3% 6/1/27 (d)(h)		630,562	369,667
Republic of Benin:
4.875% 1/19/32 (d)	EUR	510,000	568,173
5.75% 3/26/26 (d)	EUR	245,000	306,974
Republic of Honduras 5.625% 6/24/30 (d)		230,000	240,063
Republic of Iraq 5.8% 1/15/28 (Reg. S)		481,250	452,525
Republic of Kenya:
6.875% 6/24/24 (d)		540,000	592,819
7% 5/22/27 (d)		215,000	228,236
Republic of Montenegro 2.875% 12/16/27 (d)	EUR	175,000	194,705
Republic of Nigeria:
6.375% 7/12/23 (d)		385,000	412,070
6.5% 11/28/27 (d)		225,000	231,328
7.143% 2/23/30 (d)		240,000	244,350
7.625% 11/21/25 (d)		1,575,000	1,772,859
Republic of Paraguay:
2.739% 1/29/33 (d)		225,000	214,945
4.95% 4/28/31 (d)		480,000	540,150
5.4% 3/30/50 (d)		445,000	497,844
Republic of Serbia 2.125% 12/1/30 (d)		335,000	309,347
Republic of Uzbekistan:
3.7% 11/25/30 (d)		270,000	261,900
4.75% 2/20/24 (d)		215,000	226,825
Romanian Republic:
3% 2/14/31 (d)		600,000	600,563
4% 2/14/51 (d)		200,000	192,938
4.375% 8/22/23 (d)		210,000	227,916
Rwanda Republic 6.625% 5/2/23 (d)		910,000	947,538
State of Qatar:
3.75% 4/16/30 (d)		1,755,000	1,964,503
4% 3/14/29 (d)		580,000	658,300
4.4% 4/16/50 (d)		520,000	603,200
4.817% 3/14/49 (d)		1,060,000	1,297,838
5.103% 4/23/48 (d)		70,000	88,484
9.75% 6/15/30 (d)		295,000	469,419
Sultanate of Oman:
3.875% 3/8/22 (d)		575,000	582,367
4.125% 1/17/23 (d)		310,000	316,878
6% 8/1/29 (d)		450,000	467,438
6.25% 1/25/31 (d)		200,000	209,188
6.75% 1/17/48 (d)		750,000	720,234
The Third Pakistan International Sukuk Co. Ltd. 5.5% 10/13/21 (d)		340,000	342,550
Turkish Republic:
3.25% 3/23/23		2,595,000	2,490,389
4.25% 3/13/25		590,000	547,594
4.25% 4/14/26		215,000	194,844
4.75% 1/26/26		500,000	465,000
4.875% 10/9/26		650,000	599,625
4.875% 4/16/43		715,000	544,964
5.125% 3/25/22		1,615,000	1,618,028
5.125% 2/17/28		520,000	470,600
5.75% 5/11/47		650,000	527,313
6% 1/14/41		165,000	138,703
6.25% 9/26/22		1,205,000	1,219,599
6.35% 8/10/24		270,000	270,169
6.375% 10/14/25		585,000	579,516
Ukraine Government:
1.471% 9/29/21		1,600,000	1,608,157
7.253% 3/15/33 (d)		585,000	581,709
7.375% 9/25/32 (d)		285,000	285,802
7.75% 9/1/21 (d)		3,418,000	3,480,165
7.75% 9/1/22 (d)		346,000	364,749
7.75% 9/1/23 (d)		1,265,000	1,363,907
7.75% 9/1/24 (d)		1,250,000	1,346,484
7.75% 9/1/26 (d)		200,000	217,188
7.75% 9/1/27 (d)		110,000	117,322
17% 5/11/22	UAH	15,070,000	570,362
United Kingdom, Great Britain and Northern Ireland 0.375% 10/22/30 (Reg. S)	GBP	3,000,000	3,946,587
United Kingdom, Great Britain and Northern Ireland Treasury GILT 2.5% 7/22/65 (Reg. S)	GBP	1,760,000	3,432,420
United Mexican States:
3.25% 4/16/30		620,000	625,038
3.75% 1/11/28		590,000	631,669
3.9% 4/27/25		250,000	273,984
4.5% 4/22/29		345,000	381,441
5.75% 10/12/2110		840,000	933,188
6.05% 1/11/40		670,000	801,906
Uruguay Republic 5.1% 6/18/50		675,000	835,102
Venezuelan Republic:
9.25% 9/15/27 (e)		2,395,000	239,500
11.95% 8/5/31 (Reg. S) (e)		1,090,000	109,000
12.75% 8/23/22 (e)		190,000	19,000
Vietnamese Socialist Republic 5.5% 3/12/28		1,849,000	1,862,867
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $236,052,044)			229,904,233

Supranational Obligations - 0.2%
European Union:
0.2% 6/4/36 (Reg. S)	EUR	2,320,000	2,704,438
0.3% 11/4/50 (Reg. S)	EUR	1,050,000	1,164,843
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,990,631)			3,869,281
		Shares	Value

Common Stocks - 5.6%
COMMUNICATION SERVICES - 0.6%
Entertainment - 0.0%
New Cotai LLC/New Cotai Capital Corp. (b)(c)		247,075	948,768
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (l)		500	1,031,260
Facebook, Inc. Class A (l)		8,100	2,385,693
Tencent Holdings Ltd. sponsored ADR		11,900	949,620
			4,366,573
Media - 0.2%
Altice U.S.A., Inc. Class A (l)		41,500	1,349,995
iHeartMedia, Inc. (l)		5,655	102,638
Nexstar Broadcasting Group, Inc. Class A		10,600	1,488,558
			2,941,191
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.		10,900	1,365,661

TOTAL COMMUNICATION SERVICES			9,622,193

CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.0%
Exide Technologies (c)(l)		2,115	2,115
Exide Technologies (c)(l)		124,905	1
Exide Technologies (c)		84	54,600
UC Holdings, Inc. (c)(l)		33,750	357,413
			414,129
Hotels, Restaurants & Leisure - 0.4%
Boyd Gaming Corp. (l)		22,300	1,314,808
Caesars Entertainment, Inc. (l)		32,600	2,850,870
Penn National Gaming, Inc. (l)		18,700	1,960,508
Studio City International Holdings Ltd. ADR (l)		11,100	146,520
			6,272,706
Household Durables - 0.2%
Tempur Sealy International, Inc.		56,800	2,076,608
Whirlpool Corp.		4,600	1,013,610
			3,090,218
Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd. sponsored ADR (l)		4,000	906,920
Amazon.com, Inc. (l)		300	928,224
			1,835,144
Specialty Retail - 0.1%
Lowe's Companies, Inc.		7,500	1,426,350

TOTAL CONSUMER DISCRETIONARY			13,038,547

CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Southeastern Grocers, Inc. (c)(l)		40,826	627,904
Food Products - 0.2%
Darling Ingredients, Inc. (l)		21,200	1,559,896
JBS SA		388,000	2,087,293
Reddy Ice Holdings, Inc. (c)(l)		2,286	126
Reddy Ice Holdings, Inc. (c)(l)		5,683	0
			3,647,315

TOTAL CONSUMER STAPLES			4,275,219

ENERGY - 1.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (l)		6,562	650
Jonah Energy LLC (c)		15,708	235,620
Superior Energy Services, Inc. Class A (c)		5,560	142,340
			378,610
Oil, Gas & Consumable Fuels - 1.1%
California Resources Corp. (l)		221,327	5,325,128
California Resources Corp. warrants 10/27/24 (l)		3,099	14,100
Chaparral Energy, Inc.:
Series A warrants 10/1/24 (c)(l)		13	22
Series B warrants 10/1/25 (c)(l)		13	22
Chesapeake Energy Corp. (l)		108,003	4,686,250
Chesapeake Energy Corp. (b)		1,691	66,035
Chesapeake Energy Corp.:
warrants 2/9/26 (l)		6,246	124,920
warrants 2/9/26 (l)		6,940	136,996
warrants 2/9/26 (l)		4,343	72,962
Denbury, Inc. (l)		40,789	1,953,385
Denbury, Inc. warrants 9/18/25 (l)		22,930	481,530
EP Energy Corp. (c)		52,316	2,755,484
Extraction Oil & Gas, Inc. (l)(m)		2,584	92,869
Goodrich Petroleum Corp. (l)		4,211	39,836
Harvest Oil & Gas Corp.		1,335	30,038
Mesquite Energy, Inc. (c)		15,322	244,379
Unit Corp. (l)		1,943	23,743
Whiting Petroleum Corp. (l)		6,615	234,502
			16,282,201

TOTAL ENERGY			16,660,811

FINANCIALS - 0.2%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (c)(l)		314,563	3
Consumer Finance - 0.1%
OneMain Holdings, Inc.		30,500	1,638,460
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)		2,055	14,205
Insurance - 0.1%
Arthur J. Gallagher & Co.		6,900	860,913

TOTAL FINANCIALS			2,513,581

HEALTH CARE - 0.5%
Biotechnology - 0.0%
Regeneron Pharmaceuticals, Inc. (l)		100	47,314
Health Care Providers & Services - 0.3%
HCA Holdings, Inc.		8,900	1,676,226
Humana, Inc.		2,800	1,173,900
Rotech Healthcare, Inc. (c)(l)		6,069	63,178
UnitedHealth Group, Inc.		3,600	1,339,452
			4,252,756
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. (l)		4,200	1,217,286
IQVIA Holdings, Inc. (l)		7,700	1,487,178
Thermo Fisher Scientific, Inc.		3,000	1,369,140
			4,073,604

TOTAL HEALTH CARE			8,373,674

INDUSTRIALS - 0.3%
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. (l)		8,600	1,060,380
Airlines - 0.0%
Air Canada (l)		17,400	362,067
Building Products - 0.1%
Carrier Global Corp.		39,100	1,650,802
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd. (l)		3,285	249
Electrical Equipment - 0.0%
Array Technologies, Inc.		300	8,946
Machinery - 0.0%
Allison Transmission Holdings, Inc.		11,200	457,296
Marine - 0.0%
U.S. Shipping Partners Corp. (c)(l)		644	0
U.S. Shipping Partners Corp. warrants 12/31/29 (c)(l)		6,028	0
			0
Professional Services - 0.0%
ASGN, Inc. (l)		8,000	763,520
Trading Companies & Distributors - 0.1%
Penhall Acquisition Co.:
Class A (c)(l)		321	37,313
Class B (c)(l)		107	12,438
United Rentals, Inc. (l)		3,363	1,107,470
			1,157,221
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (b)(c)(l)		16,755	19
Class A2 (b)(c)(l)		16,755	19
Class A3 (b)(c)(l)		16,755	19
Class A4 (b)(c)(l)		16,755	19
Class A5 (b)(c)(l)		16,755	19
Class A6 (b)(c)(l)		16,755	19
Class A7 (b)(c)(l)		16,755	19
Class A8 (b)(c)(l)		16,755	19
Class A9 (b)(c)(l)		16,755	19
			171

TOTAL INDUSTRIALS			5,460,652

INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.1%
CDW Corp.		5,000	828,750
Vontier Corp. (l)		4,880	147,718
Zebra Technologies Corp. Class A (l)		2,800	1,358,504
			2,334,972
IT Services - 0.4%
Global Payments, Inc.		9,700	1,955,326
GoDaddy, Inc. (l)		8,800	683,056
MasterCard, Inc. Class A		3,800	1,352,990
PayPal Holdings, Inc. (l)		4,200	1,019,928
Visa, Inc. Class A		6,200	1,312,726
			6,324,026
Semiconductors & Semiconductor Equipment - 0.3%
Lam Research Corp.		3,200	1,904,768
Microchip Technology, Inc.		5,900	915,798
Micron Technology, Inc. (l)		11,500	1,014,415
ON Semiconductor Corp. (l)		21,400	890,454
			4,725,435
Software - 0.4%
Adobe, Inc. (l)		5,000	2,376,850
Microsoft Corp.		7,400	1,744,698
Palo Alto Networks, Inc. (l)		3,300	1,062,798
SS&C Technologies Holdings, Inc.		15,008	1,048,609
			6,232,955

TOTAL INFORMATION TECHNOLOGY			19,617,388

MATERIALS - 0.4%
Chemicals - 0.1%
CF Industries Holdings, Inc.		21,900	993,822
The Chemours Co. LLC		42,600	1,188,966
			2,182,788
Containers & Packaging - 0.2%
Berry Global Group, Inc. (l)		21,000	1,289,400
WestRock Co.		23,900	1,243,995
			2,533,395
Metals & Mining - 0.1%
Algoma Steel GP (c)(l)		10,220	0
Algoma Steel SCA (c)(l)		10,220	0
Elah Holdings, Inc. (l)		14	1,036
First Quantum Minerals Ltd.		54,800	1,044,370
			1,045,406

TOTAL MATERIALS			5,761,589

UTILITIES - 0.2%
Electric Utilities - 0.1%
NRG Energy, Inc.		24,200	913,066
PG&E Corp. (l)		76,666	897,759
Portland General Electric Co.		140	6,646
			1,817,471
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.		38,600	682,448

TOTAL UTILITIES			2,499,919

TOTAL COMMON STOCKS
(Cost $55,113,896)			87,823,573

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies (c)		187	174,050
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)		715	89,375
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (b)(c)(l)		8,042,141	2,716
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $550,179)			266,141
		Principal Amount	Value

Bank Loan Obligations - 1.1%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Connect Finco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (f)(i)(n)		480,150	478,148
Frontier Communications Corp. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/8/21 (f)(i)(n)		95,000	94,604
Securus Technologies Holdings Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (f)(i)(n)		417,841	385,792
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 3/9/27 (f)(i)(n)		409,763	406,170
			1,364,714
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7025% 2/10/27 (f)(i)(n)		440,480	439,158
Media - 0.0%
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.6151% 9/19/26 (f)(i)(n)		207,059	205,326
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (f)(i)(n)		318,729	322,076

TOTAL COMMUNICATION SERVICES			2,331,274

CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (f)(i)(n)		49,875	51,060
Diversified Consumer Services - 0.0%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (f)(i)(n)		305,000	292,038
Sotheby's Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 1/15/27 (f)(i)(n)		598,695	600,940
			892,978
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg SARL 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.2025% 5/30/26 (f)(i)(n)		487,538	395,286
Specialty Retail - 0.1%
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 2/5/26 (f)(i)(n)		967,972	955,272

TOTAL CONSUMER DISCRETIONARY			2,294,596

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 18% 12/31/49 (c)(e)(f)(n)		74,380	126
Oil, Gas & Consumable Fuels - 0.0%
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (f)(i)(n)		73,875	70,883
EG America LLC 2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 3/23/26 (f)(i)(n)		302,000	301,245
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (c)(e)(f)(i)(n)		283,417	0
term loan 3 month U.S. LIBOR + 0.000% 0% 12/31/49 (c)(e)(f)(i)(n)		122,000	0
			372,128

TOTAL ENERGY			372,254

FINANCIALS - 0.1%
Capital Markets - 0.1%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6085% 2/27/28 (f)(i)(n)		540,000	533,698
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. term loan 17% 9/21/27 (c)(f)(n)		235,649	235,649
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (c)(f)(i)(n)		69,265	69,265
			304,914

TOTAL FINANCIALS			838,612

HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
CPI Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1091% 11/4/26 (f)(i)(n)		29,700	29,655
Health Care Providers & Services - 0.2%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (f)(i)(n)		984,075	979,155
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (f)(i)(n)		2,324,600	2,309,351
			3,288,506
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 6/1/25 (f)(i)(n)		86,691	86,363

TOTAL HEALTH CARE			3,404,524

INDUSTRIALS - 0.1%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7025% 4/8/26 (f)(i)(n)		137,912	133,437
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7025% 4/4/26 (f)(i)(n)		74,146	71,740
			205,177
Airlines - 0.0%
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (f)(i)(n)		205,000	215,045
Building Products - 0.0%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (f)(i)(n)		238,875	243,473
Commercial Services & Supplies - 0.1%
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6125% 1/23/27 (f)(i)(n)		114,138	112,901
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (f)(i)(n)		424,435	423,905
			536,806

TOTAL INDUSTRIALS			1,200,501

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.0%
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/18/28 (f)(i)(n)		82,684	82,219
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 1.7325% 3/17/28 (f)(i)(n)		17,316	17,219
			99,438
IT Services - 0.1%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (f)(i)(n)		90,000	89,213
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 10/31/26 (f)(i)(n)		59,250	58,750
GTT Communications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (f)(i)(n)		98,450	99,803
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.86% 5/31/25 (f)(i)(n)		1,473,391	1,235,497
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (f)(i)(n)		121,218	122,885
			1,606,148
Software - 0.2%
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8585% 10/2/25 (f)(i)(n)		1,638,306	1,630,115
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8591% 9/29/24 (f)(i)(n)		210,647	210,594
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 2/18/28 (f)(i)(n)(o)		310,000	308,407
UKG, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 1/22/28 (f)(i)(n)		666,654	666,654
Ultimate Software Group, Inc. 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (f)(i)(n)		140,000	143,150
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 2/28/27 (f)(i)(n)		123,750	123,183
			3,082,103

TOTAL INFORMATION TECHNOLOGY			4,787,689

MATERIALS - 0.0%
Containers & Packaging - 0.0%
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 2/4/26 (f)(i)(n)		79,800	79,501
UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (f)(i)(n)		1,667,400	1,663,748
TOTAL BANK LOAN OBLIGATIONS
(Cost $17,243,578)			16,972,699
		Shares	Value

Fixed-Income Funds - 8.6%
Fidelity Floating Rate Central Fund (p)		1,352,012	135,160,631
Fidelity Mortgage Backed Securities Central Fund (p)		18	1,959
TOTAL FIXED-INCOME FUNDS
(Cost $138,599,037)			135,162,590
		Principal Amount	Value

Preferred Securities - 4.5%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (q)		1,885,000	1,923,266
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
DCP Midstream Partners LP 7.375% (f)(q)		775,000	693,625
Energy Transfer Partners LP:
6.25% (f)(q)		3,540,000	2,885,808
6.625% (f)(q)		1,370,000	1,212,450
Gazprom PJSC Via Gaz Finance PLC 4.5985% (d)(f)(q)		550,000	553,609
MPLX LP 6.875% (f)(q)		1,550,000	1,550,000
Summit Midstream Partners LP 9.5% (f)(q)		148,000	91,338
			6,986,830
FINANCIALS - 3.9%
Banks - 3.5%
Alfa Bond Issuance PLC:
6.95% (Reg. S) (f)(q)		200,000	205,938
8% (Reg. S) (f)(q)		475,000	483,461
Banco Do Brasil SA 6.25% (d)(f)(q)		560,000	548,828
Banco Mercantil del Norte SA:
6.875% (d)(f)(q)		610,000	622,963
7.625% (d)(f)(q)		210,000	229,884
Bank of America Corp.:
5.125% (f)(q)		1,950,000	2,071,875
5.2% (f)(q)		3,717,000	3,884,265
5.875% (f)(q)		5,125,000	5,589,684
6.25% (f)(q)		1,410,000	1,560,588
Citigroup, Inc.:
4.7% (f)(q)		3,805,000	3,831,635
5% (f)(q)		3,245,000	3,343,324
5.9% (f)(q)		1,455,000	1,537,964
5.95% (f)(q)		2,675,000	2,806,424
6.3% (f)(q)		270,000	286,824
Emirates NBD Bank PJSC 6.125% (Reg. S) (f)(q)		425,000	452,492
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (f)(q)		200,000	213,375
Huntington Bancshares, Inc. 5.7% (f)(q)		650,000	659,750
Itau Unibanco Holding SA 6.125% (d)(f)(q)		660,000	661,749
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.5575% (f)(i)(q)		2,145,000	2,135,348
3 month U.S. LIBOR + 3.800% 4.005% (f)(i)(q)		865,000	866,644
4% (f)(q)		4,805,000	4,758,151
4.6% (f)(q)		1,225,000	1,239,210
5% (f)(q)		1,660,000	1,716,025
6% (f)(q)		6,524,000	6,838,672
6.125% (f)(q)		850,000	910,932
6.75% (f)(q)		400,000	438,000
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(f)(q)		455,000	471,636
NBK Tier 1 Financing Ltd. 3.625% (d)(f)(q)		230,000	228,618
Tinkoff Credit Systems 9.25% (Reg. S) (f)(q)		1,005,000	1,052,109
Wells Fargo & Co.:
5.875% (f)(q)		2,600,000	2,862,600
5.9% (f)(q)		3,065,000	3,257,329
			55,766,297
Capital Markets - 0.4%
Goldman Sachs Group, Inc.:
4.4% (f)(q)		420,000	432,600
4.95% (f)(q)		710,000	751,038
5% (f)(q)		4,331,000	4,300,683
			5,484,321
Diversified Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (d)(q)		1,081,258	185,165

TOTAL FINANCIALS			61,435,783

INDUSTRIALS - 0.0%
Marine - 0.0%
DP World Salaam 6% (Reg. S) (f)(q)		200,000	215,250
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd. 5.65% (d)(f)(q)		255,000	269,264
TOTAL PREFERRED SECURITIES
(Cost $69,309,313)			70,830,393
		Shares	Value

Money Market Funds - 8.7%
Fidelity Cash Central Fund 0.06% (r)		136,281,538	136,308,795
Fidelity Securities Lending Cash Central Fund 0.06% (r)(s)		68,868	68,875
TOTAL MONEY MARKET FUNDS
(Cost $136,369,116)			136,377,670

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	1,900,000	$111,376
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	2,600,000	126,943

TOTAL PUT OPTIONS			238,319

Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	1,900,000	21,158
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	2,600,000	33,321

TOTAL CALL OPTIONS			54,479

TOTAL PURCHASED SWAPTIONS
(Cost $256,498)			292,798
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $1,526,673,709)			1,584,468,302
NET OTHER ASSETS (LIABILITIES) - (0.8)%			(12,950,324)
NET ASSETS - 100%			$1,571,517,978

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 4/1/51	$(2,400,000)	$(2,422,078)
2% 4/1/51	(650,000)	(655,979)
3% 4/1/51	(3,400,000)	(3,539,848)
3% 4/1/51	(800,000)	(832,905)
TOTAL TBA SALE COMMITMENTS
(Proceeds $7,442,617)		$(7,450,810)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	3,700,000	$(251,597)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	3,700,000	(39,430)
TOTAL WRITTEN SWAPTIONS			$(291,027)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	177	June 2021	$23,175,938	$(582,912)	$(582,912)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	152	June 2021	33,550,438	(34,186)	(34,186)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1	June 2021	154,594	1,029	1,029
Total Purchased					(616,069)
Sold
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	6	June 2021	740,391	9,457	9,457
TOTAL FUTURES CONTRACTS					$(606,612)

The notional amount of futures purchased as a percentage of Net Assets is 3.6%

The notional amount of futures sold as a percentage of Net Assets is 0.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
AUD	257,000	USD	203,084	HSBC Bank PLC	5/11/21	$(7,843)
AUD	226,000	USD	175,271	Morgan Stanley	5/11/21	(3,581)
AUD	211,000	USD	164,088	Royal Bank Of Canada	5/11/21	(3,793)
CAD	183,000	USD	144,501	BNP Paribas SA	5/11/21	1,128
CAD	185,000	USD	146,397	Barclays Bank PLC	5/11/21	823
EUR	346,000	USD	420,319	BNP Paribas	5/11/21	(14,258)
EUR	2,344,000	USD	2,784,353	BNP Paribas	5/11/21	(33,465)
EUR	2,186,000	USD	2,635,068	BNP Paribas SA	5/11/21	(69,607)
EUR	5,685,000	USD	6,798,939	Bank Of America NA	5/11/21	(127,097)
EUR	2,547,000	USD	3,034,177	Barclays Bank PLC	5/11/21	(45,051)
EUR	137,000	USD	165,480	Brown Brothers Harriman & Co.	5/11/21	(4,698)
EUR	119,000	USD	144,601	Brown Brothers Harriman & Co.	5/11/21	(4,944)
EUR	150,000	USD	180,281	CIBC World Markets	5/11/21	(4,242)
EUR	2,065,000	USD	2,511,546	CIBC World Markets	5/11/21	(88,089)
EUR	532,000	USD	645,124	HSBC Bank PLC	5/11/21	(20,776)
EUR	338,000	USD	411,038	JPMorgan Chase Bank, N.A.	5/11/21	(14,366)
EUR	175,000	USD	212,897	JPMorgan Chase Bank, N.A.	5/11/21	(7,520)
EUR	344,000	USD	409,738	National Australia Bank	5/11/21	(6,024)
EUR	383,000	USD	450,072	National Australia Bank	5/11/21	(588)
EUR	153,000	USD	185,306	Societe Generale SA	5/11/21	(5,748)
GBP	167,000	USD	231,977	BNP Paribas	5/11/21	(1,724)
GBP	145,000	USD	198,670	Barclays Bank PLC	5/11/21	1,250
GBP	100,000	USD	139,637	Brown Brothers Harriman & Co.	5/11/21	(1,761)
GBP	103,000	USD	144,584	Morgan Stanley	5/11/21	(2,571)
GBP	118,000	USD	164,863	Morgan Stanley	5/11/21	(2,169)
JPY	15,230,000	USD	145,655	Royal Bank Of Canada	5/11/21	(8,055)
USD	4,443,916	AUD	5,831,000	BNP Paribas	5/11/21	14,158
USD	15,864,082	CAD	20,323,000	CIBC World Markets	5/11/21	(308,680)
USD	327,496	EUR	274,000	BNP Paribas SA	5/11/21	5,933
USD	399,014	EUR	335,000	Barclays Bank PLC	5/11/21	5,863
USD	6,964,163	EUR	5,847,000	Brown Brothers Harriman & Co.	5/11/21	102,200
USD	486,094	EUR	403,000	HSBC Bank PLC	5/11/21	13,138
USD	2,831,057	EUR	2,378,000	National Australia Bank	5/11/21	40,267
USD	6,946,658	EUR	5,827,000	National Australia Bank	5/11/21	108,167
USD	4,406,804	EUR	3,726,000	Royal Bank Of Canada	5/11/21	34,018
USD	90,218,722	EUR	74,479,000	Royal Bank Of Canada	5/11/21	2,811,136
USD	209,419	GBP	150,000	Brown Brothers Harriman & Co.	5/11/21	2,604
USD	7,917,206	GBP	5,787,000	Morgan Stanley	5/11/21	(61,689)
USD	17,372,833	JPY	1,821,724,000	Bank Of America NA	5/11/21	914,020
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$3,206,366
					Unrealized Appreciation	4,054,705
					Unrealized Depreciation	(848,339)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2023	$1,328,000	$(1,382)	$0	$(1,382)
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2026	764,000	(6,744)	0	(6,744)
3-month LIBOR(3)	Quarterly	1%	Semi - annual	LCH	Sep. 2031	865,000	19,954	0	19,954
1.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2051	33,000	(1,651)	0	(1,651)

TOTAL INTEREST RATE SWAPS							$10,177	$0	$10,177

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EGP – Egyptian pound

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

PEN – Peruvian new sol

UAH – Ukrainian hryvnia

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,875,070 or 0.1% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $459,209,041 or 29.2% of net assets.

 (e) Non-income producing - Security is in default.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (i) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $363,501.

 (k) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $45,133.

 (l) Non-income producing

 (m) Security or a portion of the security is on loan at period end.

 (n) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (o) The coupon rate will be determined upon settlement of the loan after period end.

 (p) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (q) Security is perpetual in nature with no stated maturity date.

 (r) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (s) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chesapeake Energy Corp.	2/10/21	$16,014
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/15/21	$283,093
New Cotai LLC/New Cotai Capital Corp.	9/11/20	$1,223,948
Tricer Holdco SCA	10/16/09 - 12/30/17	$286,754
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$45,706

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,760
Fidelity Floating Rate Central Fund	1,411,362
Fidelity Mortgage Backed Securities Central Fund	2,629
Fidelity Securities Lending Cash Central Fund	1
Total	$1,435,752

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$132,269,326	$2,412,061	$750,075	$825	$1,228,494	$135,160,631	7.0%
Fidelity Mortgage Backed Securities Central Fund	7,573	4,362,506	4,357,632	(10,485)	(3)	1,959	0.0%
Total	$132,276,899	$6,774,567	$5,107,707	$(9,660)	$1,228,491	$135,162,590

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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